Other Payables	12 Months Ended
Dec. 31, 2020
Disclosure of Other Payables [Abstract]
Other Payables
Note 9 - Other Payables

	December 31
	2020	2019
	€ in thousands
Employees and payroll accruals	278	224
Indemnification liability (refer to Note 18D)	-	2,100
Government authorities	213	155
Lease liability (S/T)	490	225
Forward contracts closed (1)	666	-
Derivatives (refer to Note 21)	1,378	766
Warrants Liability (refer to Note 16)	2,451	-
Accrued expenses	2,376	1,430
Current tax	60	110
	7,912	5,010

(1)	The Company closed euro/USD forward contracts with an accumulated loss of approximately €666 thousand (approximately $817 thousand) that are expected to be paid in 2021.